Summary of Significant Accounting Policies (Details 7) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues by geographic locations [Line Items]
Total revenues	$ 1,136,799	$ 1,786,226	$ 6,535,956	$ 41,771,047
PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues by geographic locations [Line Items]
Total revenues	929,954	1,242,142	4,368,596	37,755,310
US [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues by geographic locations [Line Items]
Total revenues	$ 206,845	$ 544,084	2,167,360	1,922,057
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregated information of revenues by geographic locations [Line Items]
Total revenues				$ 2,093,680